Schedule of Earnings Per Share, Basic and Diluted (Details) (EUR €)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Income (loss) available to common Shareholders	€ (512,007)		€ (5,021,229)		€ (7,475,490)
Weighted Average Number of Shares Issued, Basic	23,600,428		20,593,720		17,556,395
Weighted Average Number of Shares Outstanding, Diluted		23,600,428		20,593,720	17,556,395	17,556,395
Basic income (loss) per share	€ (0.02)	€ (0.02)	€ (0.24)	€ (0.24)	€ (0.43)	€ (0.43)
Diluted income (loss) per share		€ (0.02)		€ (0.24)	€ (0.43)	€ (0.43)